NOTES PAYABLE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Spetner Associates Inc [Member]
SCHEDULE OF MATURITIES OF LONG TERM DEBT
Remainder of 2025	$9,281
2026	8,394
2027	3,533
2028	-
2029	-
Thereafter	-
Total principal payments	$21,208
Less: debt discounts	-
Total notes payable	$21,208

2025	$8,540
2026	7,829
2027	6,629
2028	-
2029	-
Thereafter	-
Total principal payments	$22,998
Less: debt discounts	-
Total notes payable	$22,998